Operating Segments - Summary of Bank's Financial Results by Geographic Region (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023		Oct. 31, 2022
Disclosure of geographical areas [line items]
Net interest income	[1]	$ 18,287		$ 18,115
Non-interest income	[2]	14,020	[3]	13,301	[4]
Total revenues		32,307		31,416
Provision for credit losses		3,422		1,382
Non-interest expenses		19,131		17,102
Income tax expense	[5]	2,226		2,758
Net income		7,528		10,174
Net income attributable to non-controlling interests in subsidiaries		118		258
Net income attributable to equity holders of the Bank		7,410		9,916
Total average assets		1,396,000		1,282,000
Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		18,287		18,115
Non-interest income		14,020	[6]	13,301	[7]
Total revenues	[8]	32,307		31,416
Provision for credit losses		3,422		1,382
Non-interest expenses		19,131		17,102
Income tax expense		2,226		2,758
Net income		7,528		10,174
Net income attributable to non-controlling interests in subsidiaries		118		258
Net income attributable to equity holders of the Bank		7,410		9,916
Total average assets		1,396,000		1,282,000
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		8,533		9,827
Non-interest income		8,598	[6]	8,149	[7]
Total revenues	[8]	17,131		17,976
Provision for credit losses		1,492		180
Non-interest expenses		10,982		9,928
Income tax expense		1,041		1,697
Net income		3,616		6,171
Net income attributable to non-controlling interests in subsidiaries		(3)		1
Net income attributable to equity holders of the Bank		3,619		6,170
Total average assets		844,000		765,000
United States [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		1,019		945
Non-interest income		1,351	[6]	1,103	[7]
Total revenues	[8]	2,370		2,048
Provision for credit losses		59		(13)
Non-interest expenses		1,246		1,040
Income tax expense		276		260
Net income		789		761
Net income attributable to equity holders of the Bank		789		761
Total average assets		215,000		207,000
Mexico [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		2,168		1,736
Non-interest income		873	[6]	748	[7]
Total revenues	[8]	3,041		2,484
Provision for credit losses		270		232
Non-interest expenses		1,488		1,223
Income tax expense		312		196
Net income		971		833
Net income attributable to non-controlling interests in subsidiaries		22		19
Net income attributable to equity holders of the Bank		949		814
Total average assets		58,000		46,000
Peru [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		1,320		1,171
Non-interest income		454	[6]	422	[7]
Total revenues	[8]	1,774		1,593
Provision for credit losses		404		342
Non-interest expenses		727		628
Income tax expense		162		173
Net income		481		450
Net income attributable to non-controlling interests in subsidiaries		1		6
Net income attributable to equity holders of the Bank		480		444
Total average assets		28,000		27,000
Chile [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		1,830		1,604
Non-interest income		593	[6]	538	[7]
Total revenues	[8]	2,423		2,142
Provision for credit losses		604		221
Non-interest expenses		1,014		870
Income tax expense		135		95
Net income		670		956
Net income attributable to non-controlling interests in subsidiaries		18		104
Net income attributable to equity holders of the Bank		652		852
Total average assets		61,000		53,000
Colombia [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		564		631
Non-interest income		418	[6]	388	[7]
Total revenues	[8]	982		1,019
Provision for credit losses		392		216
Non-interest expenses		661		682
Income tax expense		(21)		39
Net income		(50)		82
Net income attributable to non-controlling interests in subsidiaries		(34)		35
Net income attributable to equity holders of the Bank		(16)		47
Total average assets		14,000		14,000
Caribbean And Central America [Member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		1,761		1,436
Non-interest income		798	[6]	719	[7]
Total revenues	[8]	2,559		2,155
Provision for credit losses		123		175
Non-interest expenses		1,437		1,335
Income tax expense		197		150
Net income		802		495
Net income attributable to non-controlling interests in subsidiaries		114		93
Net income attributable to equity holders of the Bank		688		402
Total average assets		34,000		32,000
Other International [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income		1,092		765
Non-interest income		935	[6]	1,234	[7]
Total revenues	[8]	2,027		1,999
Provision for credit losses		78		29
Non-interest expenses		1,576		1,396
Income tax expense		124		148
Net income		249		426
Net income attributable to equity holders of the Bank		249		426
Total average assets		$ 142,000		$ 138,000

[1]	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
[2]	Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.
[3]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $71; International Banking – $251; Global Wealth Management – $18; Global Banking and Markets - $1; and Other – $(188).
[4]	Includes net income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $64; International Banking – $250; Global Wealth Management – $14 and Other – $(60).
[5]	The federal statutory income tax rate increased by 1.5% due to the enactment of certain federal budget measures announced in 2022.
[6]	Includes net income from investments in associated corporations for Canada – $(115), Peru – $3, Chile – $10, Colombia - $(2), Caribbean and Central America – $117, and Other International – $140.
[7]	Includes net income from investments in associated corporations for Canada – $4, Peru – $7, Chile – $9, Caribbean and Central America – $90, and Other International – $158.
[8]	Revenues are attributed to countries based on where services are performed or assets are recorded.